Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(10,422)	508
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(182)	(485)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,374	932
Purchase of investment securities	(208)	(1,172)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	167	1,372
Investments in subsidiaries and other investments	(688)	(870)
Proceeds from sale of other investments	1,112	2,516
(Increase)/decrease in loans	(5,975)	(5,636)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(670)	(718)
Proceeds from sale of premises and equipment and other intangible assets	8	3
Other, net	2,039	147
Net cash provided by/(used in) investing activities of continuing operations	6,838	(1,585)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(2,035)	15,703
Increase/(decrease) in short-term borrowings	(7,814)	413
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,587	(10,240)
Issuances of long-term debt	19,667	23,602
Repayments of long-term debt	(28,420)	(18,972)
Issuances of common shares	1,323	666
Sale of treasury shares	3,775	7,746
Repurchase of treasury shares	(3,862)	(7,672)
Dividends paid/capital repayments	(1,151)	(1,805)
Excess tax benefits on share based awards	0
Other, net	(780)	671
Net cash provided by/(used in) financing activities of continuing operations	(7,710)	10,112
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(241)	(6,454)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,535)	2,606
Cash and due from banks at beginning of period	110,573	65,467
Cash and due from banks at end of period	99,038	68,073
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(8,011)	4,943
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(1)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,167)	(2,444)
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	(163)	708
Proceeds from sale of other investments	608	428
(Increase)/decrease in loans	2,084	2,192
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(170)	(182)
Proceeds from sale of premises and equipment and other intangible assets	2	0
Other, net	214	9
Net cash provided by/(used in) investing activities of continuing operations	(3,593)	710
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	213	(16)
Increase/(decrease) in short-term borrowings	678	(12,509)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,780	8,015
Issuances of long-term debt	444	2,718
Repayments of long-term debt	(3,727)	(2,649)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Excess tax benefits on share based awards	0
Other, net	(1,467)	60
Net cash provided by/(used in) financing activities of continuing operations	11,921	(4,381)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	31	(615)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	348	657
Cash and due from banks at beginning of period	3,698	5,133
Cash and due from banks at end of period	4,046	5,790
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(2,032)	(5,273)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(268)	(976)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	16,522	3,511
Purchase of investment securities	(25)	(1,044)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	106	1,289
Investments in subsidiaries and other investments	(452)	(1,499)
Proceeds from sale of other investments	448	2,019
(Increase)/decrease in loans	(7,469)	(6,754)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(494)	(529)
Proceeds from sale of premises and equipment and other intangible assets	6	3
Other, net	1,817	115
Net cash provided by/(used in) investing activities of continuing operations	11,052	(1,539)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(3,220)	16,901
Increase/(decrease) in short-term borrowings	(8,492)	12,922
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(4,193)	(18,255)
Issuances of long-term debt	18,550	20,732
Repayments of long-term debt	(23,712)	(16,089)
Issuances of common shares	0	0
Sale of treasury shares	0	614
Repurchase of treasury shares	0	(612)
Dividends paid/capital repayments	(176)	(338)
Excess tax benefits on share based awards	14
Other, net	615	(42)
Net cash provided by/(used in) financing activities of continuing operations	(20,614)	15,833
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(228)	(6,159)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,822)	2,887
Cash and due from banks at beginning of period	107,526	60,214
Cash and due from banks at end of period	95,704	63,101
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(10,043)	(330)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(269)	(977)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,355	1,067
Purchase of investment securities	(25)	(1,044)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	106	1,289
Investments in subsidiaries and other investments	(615)	(791)
Proceeds from sale of other investments	1,056	2,447
(Increase)/decrease in loans	(5,385)	(4,562)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(664)	(711)
Proceeds from sale of premises and equipment and other intangible assets	8	3
Other, net	2,031	124
Net cash provided by/(used in) investing activities of continuing operations	7,459	(829)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(3,007)	16,885
Increase/(decrease) in short-term borrowings	(7,814)	413
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,587	(10,240)
Issuances of long-term debt	18,994	23,450
Repayments of long-term debt	(27,439)	(18,738)
Issuances of common shares	0	0
Sale of treasury shares	0	614
Repurchase of treasury shares	0	(612)
Dividends paid/capital repayments	(176)	(338)
Excess tax benefits on share based awards	14
Other, net	(852)	18
Net cash provided by/(used in) financing activities of continuing operations	(8,693)	11,452
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(197)	(6,774)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,474)	3,544
Cash and due from banks at beginning of period	111,224	65,347
Cash and due from banks at end of period	99,750	68,891
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	190	475
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	(45)	(1)
Proceeds from sale of other investments	0	0
(Increase)/decrease in loans	719	74
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	28	0
Net cash provided by/(used in) investing activities of continuing operations	702	73
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(586)	(656)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	5	5
Repayments of long-term debt	(660)	0
Issuances of common shares	1,323	666
Sale of treasury shares	361	417
Repurchase of treasury shares	(472)	(61)
Dividends paid/capital repayments	(944)	(1,560)
Excess tax benefits on share based awards	0
Other, net	77	632
Net cash provided by/(used in) financing activities of continuing operations	(896)	(557)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	57	7
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	53	(2)
Cash and due from banks at beginning of period	13	18
Cash and due from banks at end of period	66	16
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(569)	363
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	87	492
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	19	(135)
Purchase of investment securities	(183)	(128)
Proceeds from sale of investment securities	0	0
Maturities of investment securities	61	83
Investments in subsidiaries and other investments	(28)	(78)
Proceeds from sale of other investments	56	69
(Increase)/decrease in loans	(1,309)	(1,148)
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(6)	(7)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	(20)	23
Net cash provided by/(used in) investing activities of continuing operations	(1,323)	(829)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	1,558	(526)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	668	147
Repayments of long-term debt	(321)	(234)
Issuances of common shares	0	0
Sale of treasury shares	3,414	6,715
Repurchase of treasury shares	(3,390)	(6,999)
Dividends paid/capital repayments	(31)	93
Excess tax benefits on share based awards	(14)
Other, net	(5)	21
Net cash provided by/(used in) financing activities of continuing operations	1,879	(783)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(101)	313
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations		0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(114)	(936)
Cash and due from banks at beginning of period	(664)	102
Cash and due from banks at end of period	(778)	(834)